Derivative Instruments Disclosures (Details 1) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Net assets in the statement of financial condition	$ 518,739	$ 1,172,069	$ 1,025,176
Financial Instruments
Cash Collateral Received
Net Amount	518,739	1,172,069	1,025,176
JP Morgan Securities, LLC
Net assets in the statement of financial condition	249,818	732,303
Financial Instruments
Cash Collateral Received
Net Amount	249,818	732,303
Newedge UK Financial Ltd
Net assets in the statement of financial condition	7,876	5,443	48,214
Financial Instruments
Cash Collateral Received
Net Amount	7,876	5,443	48,214
Newedge USA LLC
Net assets in the statement of financial condition	261,045	434,323	198,423
Financial Instruments
Cash Collateral Received
Net Amount	261,045	434,323	198,423
0.17% J.P. Morgan Securities LLC Due 2014-09-30
Net assets in the statement of financial condition			778,539
Financial Instruments
Cash Collateral Received
Net Amount			$ 778,539